Financial instruments (Details 7) - Level 3 of fair value hierarchy [member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Forward/options contracts [member]
Liabilities
Derivative financial liabilities	₨ 2
Cross currency swaps [member]
Assets
Derivative financial assets	₨ 11	₨ 19